Related Party Transactions - Additional Information (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Mar. 16, 2020	Apr. 12, 2019	Dec. 31, 2018	Nov. 30, 2018	Nov. 16, 2018
Related Party Transaction [Line Items]
Administrative fees					$ 10,000
Note payable - related party								$ 50,000
Class B Common Stock
Related Party Transaction [Line Items]
Number of share issued									3,593,750
Related Party Lease Agreements
Related Party Transaction [Line Items]
Operating lease, Rent expense	$ 1,200,000	$ 1,200,000	$ 3,600,000	$ 3,600,000
Sponsor
Related Party Transaction [Line Items]
Administrative fees					86,333
Note payable - related party								50,000		$ 300,000
Payable to related party					91,362		$ 67,950	50,000
Sponsor | Subsequent Event
Related Party Transaction [Line Items]
Payable to related party						$ 91,362
Great American
Related Party Transaction [Line Items]
Payable to related party					$ 8,279			$ 8,279
GA International Services Corp
Related Party Transaction [Line Items]
Description of business term					The Company's initial stockholders, officers and directors have agreed, not to transfer, assign or sell any Founder Shares held by them until the earlier to occur of (i) one year after the completion of the Initial Business Combination, (ii) the last sale price of Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits
GA International Services Corp | Class B Common Stock
Related Party Transaction [Line Items]
Number of share issued									3,593,750
GA International Services Corp | Business Combination Marketing Agreement [Member]
Related Party Transaction [Line Items]
Cash fee					3.50%
Business combination marketing agreement, description					Pursuant to the terms of the business combination marketing agreement, the Company paid the cash fee of $5,031,250 and expenses of $102,413 on February 14, 2020, the closing date of the Initial Business Combination.
GA International Services Corp | Common Stock
Related Party Transaction [Line Items]
Percentage of founder shares					20.00%